Deferred income taxes (Schedule of Deferred Income Tax) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax liabilities:
Intangibles
Deferred income tax assets:
Non-capital losses
Net deferred income tax liability